Net Income (Loss) per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of our unaudited basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Six Months Ended June 30,
	2013	2012
Net income (loss)	$(39,741)	$36,636
Noncumulative dividends on convertible preferred stock )	—	(12,664)
Undistributed earnings allocated to participating securities )	—	(22,715)

Net income (loss) attributable to common stockholders, basic	(39,741)	1,257
Adjustment to undistributed earnings allocated to participating securities	—	559

Net income (loss) attributable to common stockholders, diluted	$(39,741)	$1,816

Basic shares:
Weighted average common shares outstanding	8,078,308	1,329,133

Diluted shares:
Weighted average common shares outstanding	8,078,308	1,329,133
Weighted average effect of dilutive stock options	—	639,688

	8,078,308	1,968,821

Net income (loss) per share attributable to common stockholders:
Basic	$(4.92)	$0.95

Diluted	$(4.92)	$0.92

The following table sets forth the computation of our basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2010	2011	2012
Net income (loss)	$(20,269)	$19,984	$11,366
Noncumulative dividends on convertible preferred stock	–	(18,757)	(11,366)
Undistributed earnings allocated to participating securities	–	(1,148)	–

Net income (loss) attributable to common stockholders, basic	(20,269)	79	–
Adjustment to undistributed earnings allocated to participating securities	–	48	–

Net income (loss) attributable to common stockholders, diluted	$(20,269)	$127	$–

Shares used in computing net income (loss) per share attributable to common stockholders, basic	1,207,106	1,249,778	1,350,939
Dilutive effect of common stock options	–	839,428	697,928

Shares used in computing net income (loss) per share attributable to common stockholders, diluted	1,207,106	2,089,206	2,048,867

Net income (loss) per share attributable to common stockholders:
Basic	$(16.79)	$0.06	$0.00

Diluted	$(16.79)	$0.06	$0.00

Outstanding Shares of Common Stock Equivalents Excluded from Computation of Diluted Net Loss

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Six Months Ended June 30,
	2012	2013
Convertible preferred stock	24,026,797	—
Common stock subject to repurchase	—	875
Stock options to purchase common stock	1,540,613	3,787,915
Preferred stock warrants	81,075	—
Common stock warrants	1,500	82,575

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2010	2011	2012
Convertible preferred stock	17,103,729	24,026,797	24,026,797
Common stock subject to repurchase	13,662	–	–
Stock options to purchase common stock	290,166	962,225	1,653,298
Convertible preferred stock warrants	81,075	81,075	81,075
Common stock warrants	1,500	1,500	1,500